Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Apr. 30, 2026	Apr. 30, 2026	Apr. 30, 2026
C000007412
Average Annual Return [Line Items]
Average Annual Return, Percent	24.18%	7.94%	11.78%
C000007414
Average Annual Return [Line Items]
Average Annual Return, Percent	29.07%	8.27%	11.67%
Without Sales Load [Member] | C000250247
Average Annual Return [Line Items]
Average Annual Return, Percent	31.53%	9.44%	12.70%
Without Sales Load [Member] | C000047292
Average Annual Return [Line Items]
Average Annual Return, Percent	30.73%	8.80%	12.02%
Without Sales Load [Member] | C000007415
Average Annual Return [Line Items]
Average Annual Return, Percent	31.40%	9.40%	12.68%
Without Sales Load [Member] | C000007412
Average Annual Return [Line Items]
Average Annual Return, Percent	31.06%	9.11%	12.39%
Without Sales Load [Member] | C000007414
Average Annual Return [Line Items]
Average Annual Return, Percent	30.07%	8.27%	11.67%
MSCI World Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Index (Net)
Average Annual Return, Percent	29.16%	11.29%	12.65%
MSCI World Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Index (Net)
Average Annual Return, Percent	29.16%	11.29%	12.65%
MSCI World Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Index (Net)
Average Annual Return, Percent	29.16%	11.29%	12.65%
MSCI World Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Index (Net)
Average Annual Return, Percent	29.16%	11.29%	12.65%
MSCI World Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Index (Net)
Average Annual Return, Percent	29.16%	11.29%	12.65%